Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 0	$ 6,010	$ 0	$ 6,010	$ 6,010	$ 0
Costs of revenues	0	0	0	0	0	0
Gross Margin	0	6,010	0	6,010	6,010	0
Operating Expenses:
Consulting					0	13,000
Consulting to related party	25,000	28,000	52,500	55,500	110,500	135,315
General & administrative	27,566	10,903	39,223	23,537	48,022	37,593
Professional fees	14,991	17,734	17,604	20,728	60,841	29,792
Operating Expenses	67,557	56,637	109,327	99,765	219,363	215,700
Operating Income (loss)	(67,557)	(50,627)	(109,327)	(93,755)	(213,353)	(215,700)
Other Income (Expense)
Gain on sale of assets					1,227	0
Interest expense - related parties	(2,477)	(1,241)	(4,526)	(2,049)	(6,428)	(2,003)
Interest Expense	(11,250)	(10,942)	(22,500)	(22,531)	(45,000)	(44,300)
Total Other Income (Expense)	(13,727)	(12,183)	(27,026)	(24,580)	(50,201)	(46,303)
Net Income Before Taxes	(81,284)	(62,810)	(136,353)	(118,335)	(263,554)	(262,003)
Income Tax Provision	0	0	0	0	0	0
Net Income (loss)	$ (81,284)	$ (62,810)	$ (136,353)	$ (118,335)	$ (263,554)	$ (262,003)
Net income (loss) per share- basic and diluted	$ (0.00)	$ 0.00	$ 0.00	$ 0.00	$ (.01)	$ (0.01)
Weighted average common shares outstanding- basic and diluted	38,160,549	37,793,956	37,996,188	37,896,409	37,823,087	37,824,521